Benefit Plans (Movements In Other Comprehensive Earnings/Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	$ 226	$ 170	$ 166
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	(7)	(8)	3
Other expense, net losses, amounts transferred to earnings as components of net periodic benefit cost			3
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(85)	(63)	(66)
Total amounts transferred to earnings as components of net periodic benefit cost	134	99	106
Net losses, other movements during the year	(900)	(146)	364
Prior service cost/credit, other movements during the year	266	42	75
Deferred income taxes, other movements during the year	249	40	(170)
Total other movements during the year	(385)	(64)	269
Total movements in other comprehensive earnings/losses	(251)	35	375
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	171	126	119
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	14	13	12
Other expense, net losses, amounts transferred to earnings as components of net periodic benefit cost			3
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(72)	(55)	(52)
Total amounts transferred to earnings as components of net periodic benefit cost	113	84	82
Net losses, other movements during the year	(672)	(41)	413
Prior service cost/credit, other movements during the year	2	(16)
Deferred income taxes, other movements during the year	262	21	(161)
Total other movements during the year	(408)	(36)	252
Total movements in other comprehensive earnings/losses	(295)	48	334
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	39	32	36
Prior service cost/credit, amortization, amounts transferred to earnings as components of net periodic benefit cost	(21)	(21)	(9)
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(7)	(4)	(10)
Total amounts transferred to earnings as components of net periodic benefit cost	11	7	17
Net losses, other movements during the year	(188)	(95)	(25)
Prior service cost/credit, other movements during the year	264	58	75
Deferred income taxes, other movements during the year	(27)	15	(19)
Total other movements during the year	49	(22)	31
Total movements in other comprehensive earnings/losses	60	(15)	48
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses, amortization, amounts transferred to earnings as components of net periodic benefit cost	16	12	11
Deferred income taxes, amounts transferred to earnings as components of net periodic benefit cost	(6)	(4)	(4)
Total amounts transferred to earnings as components of net periodic benefit cost	10	8	7
Net losses, other movements during the year	(40)	(10)	(24)
Deferred income taxes, other movements during the year	14	4	10
Total other movements during the year	(26)	(6)	(14)
Total movements in other comprehensive earnings/losses	$ (16)	$ 2	$ (7)